Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2023	Mar. 31, 2023
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 7,285	¥ 10,271
Fair value	69	93
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	5,467	4,497
Fair value	47	31
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	1,818	5,774
Fair value	22	62
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	10,084	12,477
Fair value	¥ 3	¥ (75)